As filed with the Securities and Exchange Commission on August 24, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

 Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31
Date of reporting period: July 1, 2016 to June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Neuberger Berman Core Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2016 to June 30, 2017 with respect to which the Fund was entitled to vote.

Neuberger Berman Core Plus Bond Fund

The Fund was not operational during the period from July 1, 2016 to June 30, 2017.

Neuberger Berman Floating Rate Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2016 to June 30, 2017 with respect to which the Fund was entitled to vote.

Neuberger Berman High Income Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2016 to June 30, 2017 with respect to which the Fund was entitled to vote.

Neuberger Berman Municipal High Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2016 to June 30, 2017 with respect to which the Fund was entitled to vote.

Neuberger Berman Municipal Intermediate Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2016 to June 30, 2017 with respect to which the Fund was entitled to vote.

Neuberger Berman New York Municipal Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2016 to June 30, 2017 with respect to which the Fund was entitled to vote.

Neuberger Berman Short Duration Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2016 to June 30, 2017 with respect to which the Fund was entitled to vote.

Neuberger Berman Short Duration High Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2016 to June 30, 2017 with respect to which the Fund was entitled to vote.

Neuberger Berman Unconstrained Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2016 to June 30, 2017 with respect to which the Fund was entitled to vote.

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Emerging Markets Debt Fund

07/01/2016 - 06/30/2017

Pacific Exploration & Production Corp
Ticker	Security ID:	Meeting Date		Meeting Status
PEN	CUSIP 69423W301	05/31/2017		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Board Size	Mgmt	For	For	For
2.1	Elect Luis Fernando Alarcon	Mgmt	For	Withhold	Against
2.2	Elect W. Ellis Armstrong	Mgmt	For	For	For
2.3	Elect Gabriel de Alba	Mgmt	For	For	For
2.4	Elect Raymond Bromark	Mgmt	For	For	For
2.5	Elect Russell Ford	Mgmt	For	For	For
2.6	Elect Camilo Marulanda	Mgmt	For	For	For
3	Ratification of Auditor and Authority to Set Fees	Mgmt	For	For	For

Pacific Exploration & Production Corp
Ticker	Security ID:	Meeting Date		Meeting Status
PEN	CUSIP 69423W889	05/31/2017		Voted
Meeting Type	Country of Trade
Annual	Canada
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Board Size	Mgmt	For	For	For
2.1	Elect Luis Fernando Alarcon	Mgmt	For	Withhold	Against
2.2	Elect W. Ellis Armstrong	Mgmt	For	For	For
2.3	Elect Gabriel de Alba	Mgmt	For	For	For
2.4	Elect Raymond Bromark	Mgmt	For	For	For
2.5	Elect Russell Ford	Mgmt	For	For	For
2.6	Elect Camilo Marulanda	Mgmt	For	For	For
3	Ratification of Auditor and Authority to Set Fees	Mgmt	For	For	For

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Strategic Income Fund

07/01/2016 - 06/30/2017

ISHARES USD EMRG MRKTS BOND ETF
Ticker	Security ID:	Meeting Date		Meeting Status
EMB	CUSIP 464288281	06/19/2017		Voted
Meeting Type	Country of Trade
Special	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect Jane D. Carlin	Mgmt	For	For	For
1.2	Elect Richard L. Fagnani	Mgmt	For	For	For
1.3	Elect Drew E. Lawton	Mgmt	For	For	For
1.4	Elect Madhav V. Rajan	Mgmt	For	For	For
1.5	Elect Mark Wiedman	Mgmt	For	For	For

ISHARES IBOXX $ HY CORP BOND ETF
Ticker	Security ID:	Meeting Date		Meeting Status
HYG	CUSIP 464288513	06/19/2017		Voted
Meeting Type	Country of Trade
Special	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect Jane D. Carlin	Mgmt	For	For	For
1.2	Elect Richard L. Fagnani	Mgmt	For	For	For
1.3	Elect Drew E. Lawton	Mgmt	For	For	For
1.4	Elect Madhav V. Rajan	Mgmt	For	For	For
1.5	Elect Mark Wiedman	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: August 24, 2017